Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated September 30, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.         CHANGES TO PRINCIPAL INVESTMENT STRATEGIES FOR THE STRATEGIC ALTERNATIVES FUND
Under the heading “Principal Investment Strategies” for the Strategic Alternatives Fund, on page 90, the second and fifth bullet points are deleted in their entirety and replaced with the following:
•	The principal strategies, and the range of assets that will generally be allocated to each, are as follows:

Principal Strategy	Range of Assets
Currency Trading	0%-40%
Global Macro	0%-40%
Long-Short Equity	0%-50%
Opportunistic Fixed Income	0%-40%
Options Equity	0%-30%
Relative Value	0%-40%
Short Duration High Yield	0%-30%
•	The seven principal alternative investment strategies that the Fund employs are discussed below:
•	The Currency Trading Strategy seeks exposure to currencies primarily through non-deliverable forward currency exchange contracts. (A non-deliverable forward currency exchange contract is a foreign currency financial derivative contract which differs from a foreign currency forward exchange contract because there is no physical settlement of the two currencies at maturity. Instead, a cash settlement will be made by one party to another based on the movement of the two currencies.) The strategy seeks to achieve net gains resulting from fluctuations in the values of currencies and inefficiencies in the currency market. Net losses on currency transactions will reduce positive absolute returns. The Fund may be exposed to currencies of developed and emerging countries that, in the Sub-Adviser’s opinion, have liquid currency markets. The use of non-deliverable forward currency exchange contracts will have the economic effect of financial leverage, which increases risk and may magnify the Fund’s gains or losses. The investment strategies may not protect against or capture extraordinary sudden market events, such as U.S. or foreign government actions or interventions, and as a result may not be as effective during these periods. The Fund may also invest in cash and investment grade fixed income securities, such as U.S. government obligations, corporate bonds and mortgage- and asset-backed securities, which serve as collateral in the non-deliverable forward currency exchange contract transactions.
•	The Global Macro Strategy seeks to take advantage of dislocations or mispricings by selecting investments based on a broadly diversified set of market factors across global markets, including both developed and emerging markets. The strategy relies heavily on key macroeconomic and technical indicators, which generally include, but are not limited to, measures of economic growth, labor market fundamentals, financial conditions, investor positioning, market sentiment, inflation rates and fiscal and monetary policies. To a lesser extent, the strategy will also analyze fundamental factors specific to individual securities, such as the credit characteristics of a particular fixed income security. Based on systematic quantitative models and/or a Sub-Adviser’s analysis of macroeconomic, technical and fundamental variables, the investment strategy may implement long and short positions using both derivative and physical securities across global markets and various asset classes. Asset class exposures include some, but not necessarily all, of the following: equity securities, currencies, sovereign bonds, investment grade and below-investment grade (i.e., high yield securities or junk bonds) fixed income securities, emerging market debt, agency mortgage-backed securities (including those backed by subprime mortgages), contingent convertible securities, as well as cash and cash equivalent securities. The Global Macro Strategy intends to use a significant amount of derivatives to implement its positions, such as futures, forwards, swaps, including credit default swaps, and options. The Fund’s use of derivative instruments will have the economic effect of financial “leverage,” which increases risk and may magnify the Fund’s gains or losses.
•	The Long-Short Equity Strategy will invest long and short primarily in equity securities. Within the long-short equity strategy, the long component primarily involves investments in equity and equity-related securities that are believed to be under-valued, while the short component involves making short sales of stocks that are believed to be over-valued. Some investments within the strategy may be considered “event-driven.” Event-driven investments will seek to profit from investing long or short in equity-related securities of companies undergoing significant corporate events, such as mergers and acquisitions, tender offers, restructuring or divestitures. The Fund may establish short positions in stocks of companies with a market value of up to 50% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses. The strategy focuses primarily on equity and equity-related securities of U.S. issuers across large- and mid-cap stocks, but may also include investments in non-U.S. equity securities, including sponsored or unsponsored depositary receipts, and to a lesser extent fixed income securities. The long or short strategy may use options, futures and swaps to gain exposure to stock indexes and individual equity securities.
•	The Opportunistic Fixed Income Strategy seeks to deliver positive absolute returns in excess of cash investments regardless of economic cycle (i.e., downturns and upswings) or cyclical credit availability. The strategy pursues diversified exposure across various fixed income and floating rate market segments, with a focus on more liquid markets, assessing the relative value across sectors and adjusting portfolio weightings based on opportunity. A bottom-up credit analysis approach and a value aspect in selecting investments, utilizing long and short investments, and potentially notional leverage is generally employed within the strategy. The strategy seeks exposure to potential income generators including, among others, global emerging markets, investment grade and high yield debt markets, convertible bonds and bank loans.
•	The Options Equity Strategy seeks to capture potential value embedded in the pricing of equity index and/or single stock options (i.e., based on the Sub-Adviser’s belief that a risk premium exists due to the potential that the premium paid on the options has mispriced volatility, as historically the implied volatility embedded in option pricing has exceeded realized volatility the majority of the time), while holding a portfolio that has lower volatility than the broader U.S. equity markets. The strategy involves the Fund primarily writing options on one or more equity indexes or stocks, but may also purchase options for hedging purposes as well.
•	The Relative Value Strategy seeks to identify and benefit from price discrepancies between related assets (i.e., assets that share a common financial factor, such as interest rates, an issuer or an index). Relative value opportunities generally rely on arbitrage (i.e., the simultaneous purchase and sale of related assets) that may exist between two issuers or within the capital structure of a single issuer. The strategy attempts to exploit a source of return with low correlation to the market. Relative value strategies include, among others, fixed income arbitrage, convertible arbitrage, volatility arbitrage, statistical arbitrage and equity market neutral strategies.
•	The Short Duration High Yield Strategy involves investments mainly in fixed income securities, including below-investment grade securities (i.e., high yield securities or junk bonds) issued by U.S. and non-U.S. public and private companies, and investments in senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions. The Fund will invest in fixed income securities rated “Ba” or below as rated by Moody’s Investors Service, Inc. or “BB” or below by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (or if unrated, determined by a Sub-Adviser to be of the same quality) with a shorter duration (typically less than three years). Duration measures the sensitivity of a fixed income security’s price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. In selecting specific debt instruments for investment, the Sub-Adviser may look to such factors as the attractiveness of the issuer’s industry, the issuer’s creditworthiness, the investment’s expected yield-to-maturity and the investment’s liquidity.

V.         CHANGES TO THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 127, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.90%	0.90%
Other expenses	0.08%	0.34%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.99%	1.25%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 127, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 101	$ 127
3 Years	$ 315	$ 397
5 Years	$ 547	$ 686
10 Years	$1,213	$1,511
Under the heading “Principal Investment Strategies” for the Small Cap Equity Fund, on page 128, the fifth bullet point is deleted in its entirety and replaced with the following:
•	The Fund may invest up to 10% of its total assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”).
Under the heading “Principal Investment Risks” for the Small Cap Equity Fund, beginning on page 128, the following disclosure is added in alphabetical order:
•	Investment Company Risk: The Fund’s investment in another investment company, including ETFs, may subject the Fund indirectly to the underlying risks of the investment company. The Fund will also bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Strategic Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated September 30, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.         CHANGES TO PRINCIPAL INVESTMENT STRATEGIES FOR THE STRATEGIC ALTERNATIVES FUND
Under the heading “Principal Investment Strategies” for the Strategic Alternatives Fund, on page 90, the second and fifth bullet points are deleted in their entirety and replaced with the following:
•	The principal strategies, and the range of assets that will generally be allocated to each, are as follows:

Principal Strategy	Range of Assets
Currency Trading	0%-40%
Global Macro	0%-40%
Long-Short Equity	0%-50%
Opportunistic Fixed Income	0%-40%
Options Equity	0%-30%
Relative Value	0%-40%
Short Duration High Yield	0%-30%
•	The seven principal alternative investment strategies that the Fund employs are discussed below:
•	The Currency Trading Strategy seeks exposure to currencies primarily through non-deliverable forward currency exchange contracts. (A non-deliverable forward currency exchange contract is a foreign currency financial derivative contract which differs from a foreign currency forward exchange contract because there is no physical settlement of the two currencies at maturity. Instead, a cash settlement will be made by one party to another based on the movement of the two currencies.) The strategy seeks to achieve net gains resulting from fluctuations in the values of currencies and inefficiencies in the currency market. Net losses on currency transactions will reduce positive absolute returns. The Fund may be exposed to currencies of developed and emerging countries that, in the Sub-Adviser’s opinion, have liquid currency markets. The use of non-deliverable forward currency exchange contracts will have the economic effect of financial leverage, which increases risk and may magnify the Fund’s gains or losses. The investment strategies may not protect against or capture extraordinary sudden market events, such as U.S. or foreign government actions or interventions, and as a result may not be as effective during these periods. The Fund may also invest in cash and investment grade fixed income securities, such as U.S. government obligations, corporate bonds and mortgage- and asset-backed securities, which serve as collateral in the non-deliverable forward currency exchange contract transactions.
•	The Global Macro Strategy seeks to take advantage of dislocations or mispricings by selecting investments based on a broadly diversified set of market factors across global markets, including both developed and emerging markets. The strategy relies heavily on key macroeconomic and technical indicators, which generally include, but are not limited to, measures of economic growth, labor market fundamentals, financial conditions, investor positioning, market sentiment, inflation rates and fiscal and monetary policies. To a lesser extent, the strategy will also analyze fundamental factors specific to individual securities, such as the credit characteristics of a particular fixed income security. Based on systematic quantitative models and/or a Sub-Adviser’s analysis of macroeconomic, technical and fundamental variables, the investment strategy may implement long and short positions using both derivative and physical securities across global markets and various asset classes. Asset class exposures include some, but not necessarily all, of the following: equity securities, currencies, sovereign bonds, investment grade and below-investment grade (i.e., high yield securities or junk bonds) fixed income securities, emerging market debt, agency mortgage-backed securities (including those backed by subprime mortgages), contingent convertible securities, as well as cash and cash equivalent securities. The Global Macro Strategy intends to use a significant amount of derivatives to implement its positions, such as futures, forwards, swaps, including credit default swaps, and options. The Fund’s use of derivative instruments will have the economic effect of financial “leverage,” which increases risk and may magnify the Fund’s gains or losses.
•	The Long-Short Equity Strategy will invest long and short primarily in equity securities. Within the long-short equity strategy, the long component primarily involves investments in equity and equity-related securities that are believed to be under-valued, while the short component involves making short sales of stocks that are believed to be over-valued. Some investments within the strategy may be considered “event-driven.” Event-driven investments will seek to profit from investing long or short in equity-related securities of companies undergoing significant corporate events, such as mergers and acquisitions, tender offers, restructuring or divestitures. The Fund may establish short positions in stocks of companies with a market value of up to 50% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses. The strategy focuses primarily on equity and equity-related securities of U.S. issuers across large- and mid-cap stocks, but may also include investments in non-U.S. equity securities, including sponsored or unsponsored depositary receipts, and to a lesser extent fixed income securities. The long or short strategy may use options, futures and swaps to gain exposure to stock indexes and individual equity securities.
•	The Opportunistic Fixed Income Strategy seeks to deliver positive absolute returns in excess of cash investments regardless of economic cycle (i.e., downturns and upswings) or cyclical credit availability. The strategy pursues diversified exposure across various fixed income and floating rate market segments, with a focus on more liquid markets, assessing the relative value across sectors and adjusting portfolio weightings based on opportunity. A bottom-up credit analysis approach and a value aspect in selecting investments, utilizing long and short investments, and potentially notional leverage is generally employed within the strategy. The strategy seeks exposure to potential income generators including, among others, global emerging markets, investment grade and high yield debt markets, convertible bonds and bank loans.
•	The Options Equity Strategy seeks to capture potential value embedded in the pricing of equity index and/or single stock options (i.e., based on the Sub-Adviser’s belief that a risk premium exists due to the potential that the premium paid on the options has mispriced volatility, as historically the implied volatility embedded in option pricing has exceeded realized volatility the majority of the time), while holding a portfolio that has lower volatility than the broader U.S. equity markets. The strategy involves the Fund primarily writing options on one or more equity indexes or stocks, but may also purchase options for hedging purposes as well.
•	The Relative Value Strategy seeks to identify and benefit from price discrepancies between related assets (i.e., assets that share a common financial factor, such as interest rates, an issuer or an index). Relative value opportunities generally rely on arbitrage (i.e., the simultaneous purchase and sale of related assets) that may exist between two issuers or within the capital structure of a single issuer. The strategy attempts to exploit a source of return with low correlation to the market. Relative value strategies include, among others, fixed income arbitrage, convertible arbitrage, volatility arbitrage, statistical arbitrage and equity market neutral strategies.
•	The Short Duration High Yield Strategy involves investments mainly in fixed income securities, including below-investment grade securities (i.e., high yield securities or junk bonds) issued by U.S. and non-U.S. public and private companies, and investments in senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions. The Fund will invest in fixed income securities rated “Ba” or below as rated by Moody’s Investors Service, Inc. or “BB” or below by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (or if unrated, determined by a Sub-Adviser to be of the same quality) with a shorter duration (typically less than three years). Duration measures the sensitivity of a fixed income security’s price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. In selecting specific debt instruments for investment, the Sub-Adviser may look to such factors as the attractiveness of the issuer’s industry, the issuer’s creditworthiness, the investment’s expected yield-to-maturity and the investment’s liquidity.

SMALL CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated September 30, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

V.         CHANGES TO THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 127, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.90%	0.90%
Other expenses	0.08%	0.34%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.99%	1.25%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 127, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 101	$ 127
3 Years	$ 315	$ 397
5 Years	$ 547	$ 686
10 Years	$1,213	$1,511
Under the heading “Principal Investment Strategies” for the Small Cap Equity Fund, on page 128, the fifth bullet point is deleted in its entirety and replaced with the following:
•	The Fund may invest up to 10% of its total assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”).
Under the heading “Principal Investment Risks” for the Small Cap Equity Fund, beginning on page 128, the following disclosure is added in alphabetical order:
•	Investment Company Risk: The Fund’s investment in another investment company, including ETFs, may subject the Fund indirectly to the underlying risks of the investment company. The Fund will also bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.